Net Defined Benefit Liabilities And Assets_Changes In The Net Defined Benefit Liabilities(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	₩ 153,808	[1]	₩ 96,299
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	208,470		208,037		₩ 192,010
Past service cost	30,218		21,356
Gain or loss on settlement	(1,000)		0		(396)
Interest cost (income)	3,833		4,108		1,674
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	38,894		22,878
Actuarial gains and losses by changes in financial assumptions	95,111		(86,459)
Actuarial gains and losses by experience adjustments	33,968		17,541
Return on plan assets (excluding amounts included in interest income)	22,420		16,220		11,071
Contributions
The Group	(300,245)		(230,785)
Payments from plans (benefit payments)	(11)		(119)
Payments from the Group	(29,583)		(23,779)
Transfer in	220		221
Transfer out	0		(40)
Effect of exchange rate changes	17		(25)
Effect of business combination and disposal of business	0		105,156
Others	6,093		3,199
Ending	₩ 262,213		₩ 153,808	[1]	₩ 96,299
Description of type of plan	The Group has the obligation to pay the agreed benefits to all its current and former employees		The Group has the obligation to pay the agreed benefits to all its current and former employees		The Group has the obligation to pay the agreed benefits to all its current and former employees
Description of risks to which plan exposes entity	Actuarial risk (that benefits will cost more than expected) and investment risk fall, in substance, on the Group.		Actuarial risk (that benefits will cost more than expected) and investment risk fall, in substance, on the Group.		Actuarial risk (that benefits will cost more than expected) and investment risk fall, in substance, on the Group.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The defined benefit liability recognized in the statements of financial position is calculated by independent actuaries in accordance with actuarial valuation methods. The net defined benefit obligation is calculated using the Projected Unit Credit method (the 'PUC'). Data used in the PUC such as interest rates, future salary increase rate, mortality rate and consumer price index are based on observable market data and historical data which are updated annually. Actuarial assumptions may differ from actual results, due to changes in the market, economic trends and mortality trends which may impact defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.		The defined benefit liability recognized in the statements of financial position is calculated by independent actuaries in accordance with actuarial valuation methods. The net defined benefit obligation is calculated using the Projected Unit Credit method (the 'PUC'). Data used in the PUC such as interest rates, future salary increase rate, mortality rate and consumer price index are based on observable market data and historical data which are updated annually. Actuarial assumptions may differ from actual results, due to changes in the market, economic trends and mortality trends which may impact defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.		The defined benefit liability recognized in the statements of financial position is calculated by independent actuaries in accordance with actuarial valuation methods. The net defined benefit obligation is calculated using the Projected Unit Credit method (the 'PUC'). Data used in the PUC such as interest rates, future salary increase rate, mortality rate and consumer price index are based on observable market data and historical data which are updated annually. Actuarial assumptions may differ from actual results, due to changes in the market, economic trends and mortality trends which may impact defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.
Present value of defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	₩ 1,841,991	[1]	₩ 1,576,003
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	208,470		208,037
Past service cost	30,218		21,356
Gain or loss on settlement	(1,000)
Interest cost (income)	51,522		40,351
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	38,894		22,878
Actuarial gains and losses by changes in financial assumptions	95,111		(86,459)
Actuarial gains and losses by experience adjustments	33,968		17,541
Return on plan assets (excluding amounts included in interest income)	0		0
Contributions
The Group	0		0
Payments from plans (benefit payments)	(103,663)		(216,817)
Payments from the Group	(29,583)		(23,779)
Transfer in	8,614		8,604
Transfer out	(8,394)		(8,712)
Effect of exchange rate changes	17		(25)
Effect of business combination and disposal of business	0		282,988
Others	6,095		25
Ending	2,172,260		1,841,991	[1]	₩ 1,576,003
Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	(1,688,183)	[1]	(1,479,704)
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	0		0
Past service cost	0		0
Gain or loss on settlement	0
Interest cost (income)	(47,689)		(36,243)
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	0		0
Actuarial gains and losses by changes in financial assumptions	0		0
Actuarial gains and losses by experience adjustments	0		0
Return on plan assets (excluding amounts included in interest income)	22,420		16,220
Contributions
The Group	(300,245)		(230,785)
Payments from plans (benefit payments)	103,652		216,698
Payments from the Group	0		0
Transfer in	(8,394)		(8,383)
Transfer out	8,394		8,672
Effect of exchange rate changes	0		0
Effect of business combination and disposal of business	0		(177,832)
Others	(2)		3,174
Ending	₩ (1,910,047)		₩ (1,688,183)	[1]	₩ (1,479,704)

[1]	The net defined benefit liabilities of KRW153,808 million is calculated by subtracting KRW894 million net defined benefit assets from KRW154,702 million net defined benefit liabilities